Derivatives, Net Gains (Losses) related to Cash Flow Hedges (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Gains Losses Recognized Related to Derivatives in Cash Flow Hedging Relationships [Abstract]
Gains (losses) (after tax) recognized in OCI on derivatives (effective portion)	$ 105	$ 468	$ 107
Gains (pre tax) reclassified from cumulative OCI into net interest income (effective portion)	571	613
Gains (losses) (pre tax) recognized in noninterest income on derivatives (ineffective portion)	$ (5)	$ 6